Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment
Balance beginning of period	$ 977,298
Other additions to vessels' cost	409
Depreciation	(30,330)	$ (30,319)	$ (30,395)
Balance end of period	947,377	977,298
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,500	1,167,500
Other additions to vessels' cost	409	0
Balance end of period	1,167,909	1,167,500	1,167,500
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(190,202)	(159,883)
Depreciation	(30,330)	(30,319)
Balance end of period	(220,532)	(190,202)	(159,883)
Net Book Value
Property Plant And Equipment
Balance beginning of period	977,298	1,007,617
Other additions to vessels' cost	409	0
Depreciation	(30,330)	(30,319)
Balance end of period	$ 947,377	$ 977,298	$ 1,007,617